Related party transactions and information	12 Months Ended
Dec. 31, 2021
Related party transactions and information
Related party transactions and information

25.  Related party transactions and information

(i)	Interests of Paul Coulson

As of February 22, 2022, the approval date of these financial statements, ARD Holdings S.A., the ultimate parent company of Ardagh Metal Packaging S.A. is controlled by Paul Coulson, our Chairman, who controls ARD Holdings S.A. as a result of his 19.24% stake in ARD Holdings S.A. and his 52.42% stake in Yeoman Capital S.A., which in turn owns 34.42% of the equity interests in ARD Holdings S.A. Other than 125,000 shares directly held by Mr. Coulson, he has no direct ownership in shares of AMPSA. However, based upon the definition of “beneficial owner” under U.S. securities laws, he may be deemed to have shared beneficial ownership of the shares of AMPSA held by Ardagh Group S.A. by virtue of his control of ARD Holdings S.A. and Ardagh Group S.A.

(ii)	Common directorships

Paul Coulson, Shaun Murphy, Yves Elsen, John Sheehan, Hermanus Troskie, Oliver Graham, Abigail Blunt, The Rt. Hon. the Lord Hammond of Runnymede, Damien O’ Brien and Edward White who serve as directors on the board of Ardagh Metal Packaging S.A. also serve as directors on the board of AGSA. Paul Coulson, Shaun Murphy, Yves Elsen, John Sheehan and Hermanus Troskie who serve as directors on the board of Ardagh Metal Packaging S.A. also serve as directors on the board of ARD Holdings S.A.. Four of the ARD Holdings S.A. directors (Paul Coulson, Brendan Dowling, Gerald Moloney and Hermanus Troskie) also serve as directors in the Yeoman group of companies.

(iii) Yeoman Capital S.A.

At December 31, 2021, Yeoman Capital S.A. owned 34.42% of the ordinary shares of ARD Holdings S.A..

(iv)  Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of the members who served on the Board and the Group’s executive leadership team during the reporting period. Key management include individuals who provide services to AMP while the related costs are fully borne by Ardagh Group. An allocation of the compensation attributable for these services is included below. The amount outstanding at year end was $2 million.

Salaries and other short-term employee benefits related to key management for the year ended December 31, 2021, was $5 million. Post-employment benefits in the year ended December 31, 2021, was $nil.

In addition, subsidiaries of Ardagh Group, which do not form part of the Group, incurred transaction-related and other compensation for key management during the year of $28 million.

For the years ended December 31, 2020 and 2019, the key management personnel of Ardagh Group have controlled and directed the operations of the AMP Business as it was not managed separately. Payments to these personnel were primarily made by Ardagh Group which does not form part of the AMP Business. It is not possible to determine with certainty the charges that the AMP Business received for the mentioned key personnel, although a portion of the key management compensation was included in the corporate costs allocated to the AMP Business.

(v) Pension scheme

The pension schemes are related parties. For details of all transactions during the year, please see notes 5 and 20.

(vi) Cyber Security Incident Indemnity with AGSA – see note 27.

(vii) Services Agreement between AMPSA and AGSA – see note 1. A net charge of $33 million has been included in SGA expenses for the year ended December 31, 2021.

(viii) The Business Combination Agreement and Transfer Agreement – see note 1.

(ix) Issuance of Shares to AGSA – see note 17.

(x) AMP Promissory Note – see note 19.

(xi) Settlement of related party loans – see notes 5 and 19.

(xii) Earnout Shares – see notes 1 and 21.

(xiii) Derivative financial instruments – see note 19.

(xiv) Other related party transactions – the table below reflects the following related party transactions recorded through invested capital in the three months ended March 31, 2021 and the years ended December 31, 2020 and 2019:

	For the period ended	For the year ended
	March 31,	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Net cash received from/(remitted to) Ardagh	206	(55)	(54)
Tax offset in invested capital	(34)	8	(4)
Other changes in intercompany balances	4	(2)	—
	176	(49)	(58)

Other changes in intercompany balances represent unsettled amounts between the Group and Ardagh in relation to the transactions listed above.

With the exception of the balances outlined in (i) to (xiv) above, there are no material balances outstanding with related parties at December 31, 2021.

(xv) Subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned at December 31, 2021:

Country of
Company	incorporation
Ardagh Metal Beverage Manufacturing Austria GmbH	Austria
Ardagh Metal Beverage Trading Austria GmbH	Austria
Latas Indústria de Embalagens de Alumínio do Brasil Ltda.	Brazil
Ardagh Indústria de Embalagens de Metálicas do Brasil Ltda.	Brazil
Ardagh Metal Beverage Trading France SAS	France
Ardagh Metal Beverage France SAS	France
Ardagh Metal Beverage Germany GmbH	Germany
Ardagh Metal Beverage Trading Germany GmbH	Germany
Ardagh Metal Beverage Trading Netherlands B.V.	Netherlands
Ardagh Metal Beverage Netherlands B.V.	Netherlands
Ardagh Metal Beverage Trading Poland Sp. z o.o	Poland
Ardagh Metal Beverage Poland Sp. z o.o	Poland
Ardagh Metal Beverage Trading Spain SL	Spain
Ardagh Metal Beverage Spain SL	Spain
Ardagh Metal Beverage Europe GmbH	Switzerland
Ardagh Metal Beverage Trading UK Limited	United Kingdom
Ardagh Metal Beverage UK Limited	United Kingdom
Ardagh Metal Beverage USA Inc.	United States

A number of the above legal entities act as subsidiary guarantor for the debt of Ardagh Metal Packaging S.A. as of December 31, 2021.